United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2010

Date of Reporting Period: 10/31/2010

Item 1.                      Reports to Stockholders

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.32	$7.29	$10.44	$10.48	$10.70
Income From Investment Operations:
Net investment income	0.86[1]	0.84[1]	0.82	0.83	0.81
Net realized and unrealized gain (loss) on investments	0.74	1.97	(3.05)	(0.00)[2]	0.22
TOTAL FROM INVESTMENT OPERATIONS	1.60	2.81	(2.23)	0.83	1.03
Less Distributions:
Distributions from net investment income	(0.83)	(0.79)	(0.82)	(0.84)	(0.82)
Distributions from net realized gain on investments	(0.02)	—	(0.10)	(0.03)	(0.43)
TOTAL DISTRIBUTIONS	(0.85)	(0.79)	(0.92)	(0.87)	(1.25)
Redemption Fees	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$10.07	$9.32	$7.29	$10.44	$10.48
Total Return[3]	18.03%	41.20%	(23.07)%	8.12%	10.45%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.50%	0.50%	0.50%
Net investment income	8.99%	10.31%	8.69%	7.80%	7.72%
Expense waiver/reimbursement[4]	0.10%	0.14%	0.45%	0.69%	1.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$490,158	$296,085	$60,125	$49,034	$39,358
Portfolio turnover	37%	14%	29%	44%	54%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 to October 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,072.40	$2.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.74	$2.50
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2010, was 18.03%. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 a broad-based securities market index, was 19.10% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

MARKET OVERVIEW

The high-yield market generated attractive total returns for the reporting period. Several factors contributed to the market's strength. First, the domestic economy began to recover from the “Great Recession” of 2008 and 2009. While growth was less than robust, it was enough, when combined with the substantial cost cutting by corporations during the recession, to drive corporate earnings significantly higher. Strong corporate earnings, solid corporate liquidity and resurgent capital markets combined to drive overall corporate health higher. For example, the default rate as calculated by Edward Altman and New York University was a low 0.89% for the first nine months of 2010 after registering 10.74% for calendar year 2009. The high-yield market also benefitted from the combination of the Federal Reserve's successful effort to drive interest rates lower and the resurgent equity market late in the period. The overall impact of these factors was illustrated by the decline in the yield spread between high yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,2 narrowed from 731 basis points on October 31, 2009, to 613 basis points on October 31, 2010.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The Index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The Index is unmanaged, and unlike the Fund, is not affected by cash flows.

Annual Shareholder Report

Within the high-yield market,3 major industry sectors that substantially outperformed the overall BCHY2%ICI included the Financial Institutions, Automotive, Media – Non-Cable, Wireless Communications and Chemical sectors. While still generating attractive positive returns, the Electric Utility, Home Construction, Media – Cable, Healthcare and Technology sectors underperformed the overall BCHY2%ICI. From a ratings quality perspective, the CCC-rated sector generated the best return at 20.17%, benefitting from the strong market rebound and rising corporate valuations as reflected in the recovering equity market. The more interest rate sensitive BB-rated sector returned 18.89% aided by the recovering market and the substantial decline in interest rates across the fixed-income markets. The B-rated sector trailed the other quality sectors but still generated an attractive 16.13% for the period.

Fund Performance

The Fund underperformed the BCHY2%ICI for the reporting period. The portfolio was negatively impacted by a shorter duration relative to the BCHY2%ICI, as overall market yield levels declined. The Fund also had a lower overall yield than the BCHY2%ICI, driven by a relatively small exposure to the lowest quality, distressed sector of the market which showed the strongest performance during the period. From an industry perspective, relative to the BCHY2%ICI, the Fund was underweight the strong performing Financial sector and overweight the underperforming Food and Beverage sector. The Fund's overweight position to the weaker performing Healthcare sector was mostly offset by strong security selection in this sector. The Fund was also negatively impacted by poor security selection in the Financial, Food and Beverage, Services, Wireless Telecommunications and Wireline Telecommunications sectors. Specific fund holdings that substantially underperformed the BCHY2%ICI included Dynegy Holdings, Texas Competitive Electric Holdings, Reddy Ice Corp., Sitel Corp. and ATP Oil and Gas.

During the period, the Fund benefitted from positive security selection. This was especially true in the Technology, Automotive and Media – Cable sectors. Underweights to the weak performing Electric Utility, Energy and Home Construction industry sectors aided performance. The Fund was also overweight the strong-performing Media – Non-Cable sector. Specific fund holdings that substantially outperformed the BCHY2%ICI included General Motors Corp. defaulted securities, Baker & Taylor Acquisition, Foxco Acquisition, AAC Group Holdings (American Achievement Corp.) and Sequa Corp.

3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund (the “Fund”) from November 1, 2002 (start of performance) to October 31, 2010, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2010
1 Year	18.03%
5 Years	8.89%
Start of Performance (11/1/2002)	10.68%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum redemption charge of 2.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or an average.
3	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Media — Non-cable	9.4%
Health Care	8.4%
Technology	7.3%
Financial Institutions	6.4%
Energy	5.5%
Consumer Products	5.2%
Gaming	5.1%
Automotive	4.8%
Industrial — Other	4.6%
Retailers	4.4%
Chemicals	4.0%
Wireless Communications	4.0%
Utility — Natural Gas	3.7%
Packaging	3.6%
Food & Beverage	3.5%
Other[3]	17.6%
Cash Equivalents[4]	1.7%
Other Assets and Liabilities — Net[5]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

October 31, 2010

Principal Amount or Shares			Value
		Corporate Bonds – 76.5%
		Aerospace/Defense – 0.8%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	677,625
850,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	854,250
700,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	689,500
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	61,000
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	77,625
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	507,062
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	271,250
122,035	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	134,849
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	309,750
600,000		TransDigm, Inc., Sr. Sub. Note, (Series WI), 7.75%, 7/15/2014	619,500
		TOTAL	4,202,411
		Automotive – 3.9%
75,000	[1,2]	Accuride Corp., 1st Priority Sr. Secd. Note, (Series 144A), 9.50%, 8/1/2018	82,125
1,025,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,144,156
750,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	854,063
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,653,000
700,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, (Series 144A), 8.50%, 5/1/2018	753,375
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,244,511
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	784,531
2,725,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,194,994
1,775,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	2,174,261
525,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	181,125
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	191,188
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	195,563
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	660,750
625,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, (Series 144A), 9.00%, 10/1/2018	671,875
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/15/2017	1,424,375
625,000	[1,2]	TRW Automotive, Inc., Sr. Note, (Series 144A), 8.875%, 12/1/2017	696,875
400,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, (Series 144A), 7.75%, 8/15/2018	429,000
Annual Shareholder Report

Principal Amount or Shares			Value
$1,650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,716,000
1,025,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, (Series 144A), 10.625%, 9/1/2017	1,081,375
		TOTAL	19,133,142
		Building Materials – 1.3%
175,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, (Series 144A), 9.125%, 11/1/2017	184,188
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	488,063
725,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	802,031
1,500,000		Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	973,125
1,625,000		Norcraft Cos. LLC, Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	1,742,812
284,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	282,225
925,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	989,750
900,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	970,875
		TOTAL	6,433,069
		Chemicals – 3.1%
200,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	231,500
175,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	203,438
250,000	[1,2]	Celanese Corp., Company Guarantee, (Series 144A), 6.625%, 10/15/2018	266,250
250,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	345,000
775,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	837,000
975,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,042,031
1,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,618,125
500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	528,750
475,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, (Series 144A), 9.00%, 11/15/2020	495,188
1,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	1,223,469
850,000		Huntsman International LLC, Company Guarantee, (Series WI), 8.625%, 3/15/2020	933,937
875,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, (Series 144A), 8.625%, 3/15/2021	963,594
500,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	543,750
450,000	[1,2]	Momentive Performance Materials, Inc., (Series 144A), 9.00%, 1/15/2021	468,000
375,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	419,531
1,350,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,383,750
Annual Shareholder Report

Principal Amount or Shares			Value
$100,000	[1,2]	Omnova Solutions, Inc., Sr. Note, (Series 144A), 7.875%, 11/1/2018	102,750
750,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	825,000
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,434,375
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	554,375
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	78,362
650,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, (Series 144A), 9.375%, 10/1/2015	701,187
		TOTAL	15,199,362
		Construction Machinery – 0.7%
400,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	449,000
525,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	550,594
775,000		Rental Service Corp., Sr. Note, (Series WI), 10.25%, 11/15/2019	846,687
350,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	392,875
1,050,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,071,000
		TOTAL	3,310,156
		Consumer Products – 4.1%
675,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	676,688
94,665		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	96,795
725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	726,812
1,500,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,582,500
1,150,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	1,342,625
650,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	714,188
1,925,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,117,500
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	774,844
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	443,500
400,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 2/15/2015	437,000
725,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, (Series 144A), 8.25%, 4/1/2018	759,437
472,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	542,210
2,300,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,340,250
1,725,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,873,781
1,622,860		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,837,889
450,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	500,344
3,050,000	[1,2]	Visant Corp., Sr. Note, (Series 144A), 10.00%, 10/1/2017	3,255,875
		TOTAL	20,022,238
		Energy – 4.3%
1,425,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	1,307,437
Annual Shareholder Report

Principal Amount or Shares			Value
$1,300,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,241,500
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	284,625
1,050,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, (Series 144A), 9.25%, 10/15/2020	1,102,500
1,175,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,257,250
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,115,625
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	378,625
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	957,375
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	285,313
525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	582,750
875,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	920,938
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,031,062
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	312,813
374,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	418,880
1,525,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,509,750
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	284,625
425,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	495,125
1,075,000	[1,2]	Linn Energy LLC, Sr. Note, (Series 144A), 8.625%, 4/15/2020	1,166,375
450,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, (Series 144A), 7.75%, 2/1/2021	466,875
1,500,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, (Series 144A), 9.50%, 12/15/2016	1,387,500
1,125,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, (Series 144A), 8.625%, 10/15/2018	1,139,062
1,825,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, (Series 144A), 7.25%, 8/15/2018	1,902,562
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	82,303
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	52,000
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	160,875
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	265,000
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	51,250
100,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	100,500
750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	802,500
		TOTAL	21,062,995
		Entertainment – 1.5%
1,650,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	1,782,000
1,475,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,598,531
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,581,937
Annual Shareholder Report

Principal Amount or Shares			Value
$1,175,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	1,251,375
975,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	1,079,813
		TOTAL	7,293,656
		Financial Institutions – 5.1%
925,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	959,688
700,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	733,250
432,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	474,120
1,750,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,911,875
800,000	[1,2]	Ally Financial, Inc., Company Guarantee, (Series 144A), 7.50%, 9/15/2020	868,000
1,675,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, (Series 144A), 8.00%, 3/15/2020	1,855,062
7,400,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	7,400,000
1,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	1,886,594
1,050,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.625%, 9/15/2015	1,183,875
2,400,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.75%, 3/15/2017	2,736,000
400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	459,000
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	213,750
1,125,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,164,375
2,875,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	3,018,750
		TOTAL	24,864,339
		Food & Beverage – 2.7%
1,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,239,625
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.965%, 2/1/2015	93,750
950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,014,125
1,750,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,758,750
1,400,000	[1,2]	Michael Foods, Inc., Sr. Note, (Series 144A), 9.75%, 7/15/2018	1,533,000
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	635,250
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	600,875
775,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	820,531
700,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, (Series 144A), 8.25%, 9/1/2017	733,250
875,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	916,563
Annual Shareholder Report

Principal Amount or Shares			Value
$1,030,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	844,600
525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	553,219
500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	514,375
1,000,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,157,500
950,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,043,812
		TOTAL	13,459,225
		Gaming – 4.0%
825,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	812,625
1,125,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,223,437
525,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	526,969
1,525,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	1,563,125
2,175,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,414,250
175,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
1,050,000	[1,2,6]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	837,375
72,646	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	20,886
1,275,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,201,687
2,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,901,875
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	113,000
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	346,500
225,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	268,594
400,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, (Series 144A), 9.00%, 3/15/2020	439,500
675,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	703,688
1,225,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,310,750
475,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	505,875
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,112,500
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	511,875
1,060,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	997,248
600,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	548,250
850,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	928,625
525,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, (Series 144A), 7.75%, 8/15/2020	572,250
837,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	920,700
		TOTAL	19,781,584
		Health Care – 6.6%
850,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	911,625
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,131,438
Annual Shareholder Report

Principal Amount or Shares			Value
$1,475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,611,437
775,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	850,563
3,150,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	3,563,437
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	649,188
575,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	674,188
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	92,500
5,242,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	5,713,780
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	584,063
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	706,250
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	949,375
2,025,000	[1,2]	Multiplan, Inc., Company Guarantee, (Series 144A), 9.875%, 9/1/2018	2,171,812
1,000,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,032,500
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	875,500
1,025,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,074,969
1,325,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,407,813
175,000	[1,2]	Universal Health Services, Inc., Sr. Note, (Series 144A), 7.00%, 10/1/2018	185,500
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.133%, 6/1/2015	294,125
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,571,250
2,093,906		VWR Funding, Inc., Company Guarantee, (Series WI), 10.25%, 7/15/2015	2,224,775
2,075,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	2,196,906
550,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	579,720
850,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	895,931
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	233,046
		TOTAL	32,181,691
		Industrial - Other – 3.6%
1,075,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,152,937
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	450,500
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	164,500
875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	938,437
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	500,063
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	229,500
1,050,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	1,107,750
275,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.16719%, 12/15/2013	266,063
Annual Shareholder Report

Principal Amount or Shares			Value
$750,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	776,250
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	798,250
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	260,938
1,050,000	[1,2]	International Wire Group, Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,097,250
1,725,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,742,250
975,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	916,500
750,000	[1,2]	Mueller Water Products, Inc., Sr. Note, (Series 144A), 8.75%, 9/1/2020	816,562
1,100,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,001,000
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	800,625
1,850,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	1,951,750
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	752,625
750,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	765,000
825,000	[1,2]	The Hillman Group, Inc., Company Guarantee, (Series 144A), 10.875%, 6/1/2018	886,875
250,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 5/1/2017	265,625
		TOTAL	17,641,250
		Lodging – 0.2%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	648,047
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	156,562
		TOTAL	804,609
		Media - Cable – 1.2%
625,000	[1,2]	Charter Communications Holdings II, Company Guarantee, (Series 144A), 7.875%, 4/30/2018	667,188
525,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	631,313
175,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	189,875
1,000,000	[1,2]	Charter Communications Holdings II, Sr. Unsecd. Note, (Series 144A), 7.25%, 10/30/2017	1,037,500
675,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	735,750
775,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	812,781
1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,654,812
		TOTAL	5,729,219
		Media - Non-Cable – 7.4%
96,636		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	46,868
Annual Shareholder Report

Principal Amount or Shares			Value
$1,150,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	928,625
1,650,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, (Series B), 9.25%, 12/15/2017	1,810,875
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	189,875
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,406,156
775,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, (Series 144A), 8.75%, 8/1/2017	834,094
725,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	787,531
225,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,688
325,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, (Series 144A), 7.375%, 12/1/2017	349,375
2,700,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,953,125
2,875,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	3,004,375
1,275,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,517,250
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	938,437
375,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	435,000
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	437,219
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	180,031
1,650,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,839,750
1,750,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,513,750
615,605	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	575,591
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	214,875
1,125,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	1,198,125
825,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	844,594
800,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	924,000
675,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	779,625
1,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, (Series 144A), 7.75%, 10/15/2018	1,561,875
1,275,000	[1,2]	ProQuest Co., Company Guarantee, (Series 144A), 9.00%, 10/15/2018	1,308,469
1,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	1,203,750
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	1,026,000
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	104,875
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	235,969
975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,020,094
1,175,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,273,406
Annual Shareholder Report

Principal Amount or Shares			Value
$1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,365,000
954,671	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	1,017,918
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	138,906
900,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	1,077,750
1,275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 11/1/2018	1,316,437
		TOTAL	36,361,283
		Metals & Mining – 0.2%
100,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	375
850,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	813,875
		TOTAL	814,260
		Packaging & Containers – 2.9%
1,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, (Series 144A), 9.125%, 10/15/2020	1,411,125
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	338,000
1,700,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,738,250
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	197,000
550,000	[1,2]	Bway Holding Co., Sr. Note, (Series 144a), 10.00%, 6/15/2018	602,250
925,000	[1,2]	Bway Holding Co., Sr. PIK Deb., (Series 144A), 10.125%, 11/1/2015	929,625
400,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	436,000
1,175,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,227,875
2,000,000	[1,2]	Graham Packaging Co., Sr. Note, (Series 144A), 8.25%, 1/1/2017	2,085,000
425,000	[1,2]	Graham Packaging Co., Sr. Secd. Note, (Series 144A), 8.25%, 10/1/2018	442,000
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	629,625
975,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 8.50%, 5/15/2018	1,001,813
1,075,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 4/15/2019	1,122,031
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2019	366,625
1,550,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,650,750
		TOTAL	14,177,969
		Paper – 1.3%
1,500,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,642,500
300,000		Cascades, Inc., Company Guarantee, (Series WI), 7.875%, 1/15/2020	323,625
200,000	[1,2]	Clearwater Paper Corp., Sr. Note, (Series 144A), 7.125%, 11/1/2018	210,000
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	231,500
Annual Shareholder Report

Principal Amount or Shares			Value
$975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,079,812
850,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	903,125
326,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	334,150
350,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	337,750
625,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	687,500
500,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	580,806
		TOTAL	6,330,768
		Restaurants – 1.3%
650,000	[1,2]	Blue Acquisition Sub, Inc., Sr. Note, (Series 144A), 9.875%, 10/15/2018	703,625
1,950,000	[1,2]	DineEquity Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/30/2018	2,086,500
1,975,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	2,054,000
1,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, (Series 144A), 2.79219%, 3/15/2014	1,450,312
		TOTAL	6,294,437
		Retailers – 3.4%
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,629,375
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,578,250
1,200,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,195,500
400,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	410,000
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	278,250
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	859,125
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	127,188
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	100,500
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	250,625
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	205,500
800,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	815,000
925,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	818,625
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,956,937
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	835,000
1,875,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,964,062
1,475,000		Toys 'R' Us, Inc., Company Guarantee, (Series WI), 10.75%, 7/15/2017	1,692,563
1,975,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,004,625
		TOTAL	16,721,125
		Services – 2.4%
875,000	[1,2]	Bankrate, Inc., Company Guarantee, (Series 144A), 11.75%, 7/15/2015	960,312
900,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	879,750
Annual Shareholder Report

Principal Amount or Shares			Value
$1,625,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	1,738,750
25,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	26,563
1,575,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,643,906
1,775,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, (Series 144A), 11.50%, 4/1/2018	1,442,187
625,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	723,438
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,522,625
1,300,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,368,250
675,000	[1,2]	West Corp., Sr. Unsecd. Note, (Series 144A), 8.625%, 10/1/2018	703,688
		TOTAL	12,009,469
		Technology – 5.6%
1,150,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,111,188
875,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, (Series 144A), 7.75%, 8/1/2020	931,875
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series WI), 8.125%, 12/15/2017	1,085,000
1,450,000	[1,2]	Aspect Software, Inc., Sr. Note, (Series 144A), 10.625%, 5/15/2017	1,542,438
1,600,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,744,000
200,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, (Series 144A), 7.625%, 7/15/2017	217,500
550,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, (Series 144A), 7.875%, 7/15/2020	603,625
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	255,000
1,625,000	[1,2]	Freescale Semiconductor, Inc., (Series 144A), 10.75%, 8/1/2020	1,694,062
1,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,316,875
1,525,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,582,187
1,150,000	[1,2]	Interactive Data Corp., Sr. Note, (Series 144A), 10.25%, 8/1/2018	1,263,563
1,175,000	[1,2]	Kemet Corp., Sr. Note, (Series 144A), 10.50%, 5/1/2018	1,298,375
1,450,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, (Series 144A), 10.50%, 4/15/2018	1,562,375
1,050,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,089,375
357,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	372,173
1,400,000	[1,2]	SSI Investments II Ltd., Sr. Note, (Series 144A), 11.125%, 6/1/2018	1,575,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	307,875
900,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 6.875%, 5/1/2020	922,500
1,300,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,290,250
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,132,750
Annual Shareholder Report

Principal Amount or Shares			Value
$125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	128,594
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	977,031
1,425,000		Terremark Worldwide, Inc., Sr. Secd. Note, (Series WI), 12.00%, 6/15/2017	1,642,312
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	196,875
775,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	870,906
		TOTAL	27,713,704
		Transportation – 1.2%
1,400,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,512,000
1,025,000	[1,2]	Avis Budget Group, Inc., Company Guarantee, (Series 144A), 8.25%, 1/15/2019	1,040,375
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, (Series 144A), 11.625%, 10/1/2016	652,500
775,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	800,187
550,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	587,813
900,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, (Series 144A), 7.50%, 10/15/2018	931,500
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	189,875
		TOTAL	5,714,250
		Utility - Electric – 1.5%
1,400,000	[1,2]	Calpine Corp., Sr. Secd. Note, (Series 144A), 7.50%, 2/15/2021	1,440,250
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	240,625
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	303,750
425,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	315,563
1,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,052,536
390,859	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	375,233
1,000,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 8.25%, 9/1/2020	1,065,000
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	205,250
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	156,750
1,175,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,226,406
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	313,818
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	531,250
		TOTAL	7,226,431
		Utility - Natural Gas – 2.9%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	314,250
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	363,125
Annual Shareholder Report

Principal Amount or Shares			Value
$2,075,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,251,375
1,675,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,834,125
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,231,125
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	158,250
725,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	792,062
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	462,375
525,000	[1,2]	Inergy LP, Sr. Unsecd. Note, (Series 144A), 7.00%, 10/1/2018	551,250
1,300,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,335,750
625,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	689,063
1,650,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, (Series 144A), 8.875%, 3/15/2018	1,810,875
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	337,500
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,052,500
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	203,000
600,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	641,250
		TOTAL	14,027,875
		Wireless Communications – 3.1%
650,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	719,063
1,225,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	1,440,906
875,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	892,500
200,752	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	205,018
375,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	396,094
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,077,500
1,525,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,605,063
350,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	368,375
2,850,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	2,874,937
550,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	609,125
175,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	197,750
3,725,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,827,437
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	553,750
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	603,000
		TOTAL	15,370,518
		Wireline Communications – 0.2%
175,000		TW Telecom, Inc., Company Guarantee, (Series WI), 8.00%, 3/1/2018	189,875
Annual Shareholder Report

Principal Amount or Shares			Value
$975,000	[1,2]	Windstream Corp., Sr. Unsecd. Note, (Series 144A), 8.125%, 9/1/2018	1,055,438
		TOTAL	1,245,313
		TOTAL CORPORATE BONDS (IDENTIFIED COST $344,903,329)	375,126,348
		PREFERRED STOCK – 0.1%
		Finance - Commercial – 0.1%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $91,185)	283,511
		MUTUAL FUNDS – 22.9%;7
7,712,212	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	7,712,212
15,786,647		High Yield Bond Portfolio	104,349,734
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $86,209,775)	112,061,946
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $431,204,289)[9]	487,471,805
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[10]	2,685,968
		TOTAL NET ASSETS — 100%	$490,157,773
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $136,371,813, which represented 27.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $132,373,232, which represented 27.0% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	On November 1, 2010, the issuer of this security did not pay its scheduled semi-annual interest payment.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $428,760,328.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$375,126,348	$0	$375,126,348
Equity Securities:
Preferred Stock
Domestic	—	283,511	—	283,511
Mutual Funds	112,061,946	—	—	112,061,946
TOTAL SECURITIES	$112,061,946	$375,409,859	$0	$487,471,805

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2009	$637,070
Change in unrealized appreciation (depreciation)	(80,985)
Net Purchases (Sales)	(637,290)
Realized gain (loss)	71,471
Transfer in and/or out of Level 3[1]	9,734
Balance as of October 31, 2010	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2010.	$(9,734)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market date being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2010

Assets:
Total investments in securities, at value including $112,061,946 of investments in affiliated issuers (Note 5) (identified cost $431,204,289)		$487,471,805
Cash		519,523
Income receivable		9,353,488
Receivable for investments sold		1,052,541
Receivable for shares sold		1,198,472
TOTAL ASSETS		499,595,829
Liabilities:
Payable for investments purchased	$7,375,755
Payable for shares redeemed	304,026
Income distribution payable	1,693,936
Accrued expenses	64,339
TOTAL LIABILITIES		9,438,056
Net assets for 48,666,080 shares outstanding		$490,157,773
Net Assets Consist of:
Paid-in capital		$426,910,888
Net unrealized appreciation of investments		56,267,516
Accumulated net realized gain on investments		6,633,896
Undistributed net investment income		345,473
TOTAL NET ASSETS		$490,157,773
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$490,157,773 ÷ 48,666,080 shares outstanding, no par value, unlimited shares authorized		$10.07
Offering price per share		$10.07
Redemption proceeds per share (98.00/100 of $10.07)		$9.87

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended October 31, 2010

Investment Income:
Interest			$26,422,316
Dividends (including $10,891,353 received from affiliated issuers (Note 5))			10,916,256
TOTAL INCOME			37,338,572
Expenses:
Investment adviser fee (Note 5)		$1,575,441
Administrative personnel and services fee (Note 5)		307,448
Custodian fees		22,746
Transfer and dividend disbursing agent fees and expenses		154,391
Directors'/Trustees' fees		3,864
Auditing fees		27,630
Legal fees		6,496
Portfolio accounting fees		131,230
Share registration costs		47,136
Printing and postage		36,400
Insurance premiums		4,799
Miscellaneous		3,216
TOTAL EXPENSES		2,320,797
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(363,881)
Waiver of administrative personnel and services fee	(7,720)
TOTAL WAIVERS AND REIMBURSEMENT		(371,601)
Net expenses			1,949,196
Net investment income			35,389,376
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized loss of $(365,183) on sale of investments in an affiliated issuer) (Note 5)			4,370,993
Net change in unrealized appreciation of investments			25,358,517
Net realized and unrealized gain on investments			29,729,510
Change in net assets resulting from operations			$65,118,886

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,389,376	$18,070,205
Net realized gain on investments	4,370,993	1,577,621
Net change in unrealized appreciation/depreciation of investments	25,358,517	51,275,927
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,118,886	70,923,753
Distributions to Shareholders:
Distributions from net investment income	(34,077,178)	(16,773,283)
Distributions from net realized gain on investments	(816,172)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,893,350)	(16,773,283)
Share Transactions:
Proceeds from sale of shares	318,055,243	242,596,212
Net asset value of shares issued to shareholders in payment of distributions declared	17,957,867	8,895,464
Cost of shares redeemed	(172,279,334)	(69,815,106)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	163,733,776	181,676,570
Redemption Fees	113,558	132,973
Change in net assets	194,072,870	235,960,013
Net Assets:
Beginning of period	296,084,903	60,124,890
End of period (including undistributed (distributions in excess of) net investment income of $345,473 and $(11,940), respectively)	$490,157,773	$296,084,903

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Annual Shareholder Report either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/1/2008	$235,820	$345,000
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010 - 3/30/2010	$668,063	$719,063
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$1,268,729	$1,440,906
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	4/14/2008 - 5/1/2009	$634,750	$892,500
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 2/11/2010	$188,874	$205,018
Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	11/23/2009 - 2/18/2010	$367,688	$396,094
Hard Rock Park Operations LLC, Sr. Secd.Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$140,362	$ —

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2010	2009
Shares sold	32,957,211	30,737,702
Shares issued to shareholders in payment of distributions declared	1,858,967	1,074,328
Shares redeemed	(17,925,325)	(8,281,716)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	16,890,853	23,530,314

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. The redemption fees amounted to $113,558 and $132,973 for the years ended October 31, 2010, and October 31, 2009, respectively.

Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and defaulted securities.

For the year ended October 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(954,785)	$954,785

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$34,893,350	$16,773,283
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$3,588,518
Undistributed long-term capital gains	$946,890
Net unrealized appreciation	$58,711,477
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bond and discount accretion/premium amortization on debt securities.

At October 31, 2010, the cost of investments for federal tax purposes was $428,760,328. The net unrealized appreciation of investments for federal tax purposes was $58,711,477. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,263,705 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,552,228.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the Adviser voluntarily waived $358,577 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,720 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $490,141 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2010, the Adviser reimbursed $5,304. Transactions involving affiliated holdings during the year ended October 31, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	3,635,917	178,379,478	174,303,183	7,712,212	$7,712,212	$9,146
High Yield Bond Portfolio	18,983,476	6,824,150	10,020,979	15,786,647	104,349,734	10,882,207
TOTAL OF AFFILIATED TRANSACTIONS	22,619,393	185,203,628	184,324,162	23,498,859	$112,061,946	$10,891,353

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2010, were as follows:

Purchases	$299,616,899
Sales	$144,247,755

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2010, there were no outstanding loans. During the year ended October 31, 2010, the program was not utilized.

Annual Shareholder Report

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:

We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Institutional High Yield Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $74,200

Fiscal year ended 2009 - $74,700

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $110

Fiscal year ended 2009 - $0

Audit Committee meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $314,444

Fiscal year ended 2009 - $215,906

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ _______Richard A. Novak___

Richard A. Novak, Principal Financial Officer

Date	___December 20, 2010_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ___J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date	___December 20, 2010_______

By	/S/ ___Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date	___December 20, 2010_______